March 31, 2026
2026 Quarterly Report (Unaudited)

BlackRock Science and Technology Trust (BST)

Not FDIC Insured • May Lose Value • No Bank Guarantee

Consolidated Schedule of Investments (unaudited)
March 31, 2026
BlackRock Science and Technology Trust (BST)
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 2.0%
Anduril Industries, Inc., Series G, Preference Shares(a)(b)	139,772	$ 9,229,145
BWX Technologies, Inc.	54,167	11,076,610
Kratos Defense & Security Solutions, Inc.(b)	104,634	7,377,743
		27,683,498
Automobiles — 1.7%
Hyundai Motor Co.	22,077	6,801,048
Tesla, Inc.(b)	45,377	16,868,900
		23,669,948
Broadline Retail(b) — 1.8%
Amazon.com, Inc.(c)	87,871	18,300,893
MercadoLibre, Inc.	3,588	6,203,724
		24,504,617
Communications Equipment(b) — 1.8%
Arista Networks, Inc.	85,372	10,481,974
Astranis Space Technologies Corp., Series E2(a)	259,960	4,991,232
Lumentum Holdings, Inc.	13,010	9,142,908
		24,616,114
Diversified Consumer Services(a)(b)(d) — 0.4%
Grammarly, Inc., (Acquired 11/17/21, Cost: $18,749,975)	715,323	5,486,527
Think & Learn Private Ltd., Class J-B, (Acquired 09/30/20, Cost: $1,524,948)	997	—
		5,486,527
Electrical Equipment — 2.3%
Siemens Energy AG(b)	82,081	14,154,824
Vertiv Holdings Co., Class A	66,729	16,720,953
		30,875,777
Electronic Equipment, Instruments & Components — 1.3%
Coherent Corp.(b)	34,787	8,286,611
Corning, Inc.	73,231	9,957,219
		18,243,830
Entertainment(b) — 1.2%
Spotify Technology SA	15,025	7,285,773
Take-Two Interactive Software, Inc.	44,181	8,725,747
		16,011,520
Financial Services(b) — 1.2%
Klarna Group PLC(e)	317,160	4,151,624
Plaid(a)	42,651	12,045,495
		16,197,119
Interactive Media & Services — 5.4%
Alphabet, Inc., Class A	178,322	51,278,275
Baidu, Inc., ADR(b)	62,888	7,006,981
Meta Platforms, Inc., Class A	26,056	14,907,419
Patreon, Inc., (Acquired 08/19/21, Cost: $3,352,226)(a)(b)(d)	59,524	932,146
		74,124,821
IT Services(b) — 2.4%
Automattic, Inc., (Acquired 02/03/21, Cost: $7,999,945)(a)(d)	94,117	1,618,812
Deep Instinct Ltd.(a)	49,350	2,961
Security	Shares	Value
IT Services (continued)
Farmer’s Business Network, Inc.(a)	203,366	$ 199,299
Snowflake, Inc., Class A	126,675	19,105,124
Waabi Innovation, Inc., Series C(a)	1,018,268	11,954,466
		32,880,662
Media — 0.8%
EchoStar Corp., Class A(b)	97,271	11,387,516
Semiconductors & Semiconductor Equipment — 34.9%
Advanced Micro Devices, Inc.(b)	53,913	10,967,479
Advantest Corp.	186,600	25,752,037
ASE Technology Holding Co. Ltd.	818,000	9,003,037
ASML Holding NV, Registered Shares	9,896	13,070,934
Broadcom, Inc.(c)	322,977	99,964,611
Credo Technology Group Holding Ltd.(b)	56,824	5,334,069
Intel Corp.(b)	281,467	12,421,139
Lam Research Corp.	224,596	47,987,181
Monolithic Power Systems, Inc.	21,680	23,703,828
NVIDIA Corp.(c)	811,339	141,497,522
Rivos, Inc.(a)(b)	6,192,446	3,405,845
SK Hynix, Inc.	56,261	31,920,509
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	128,922	43,569,190
Teradyne, Inc.	30,896	9,159,428
		477,756,809
Software — 13.5%
AppLovin Corp., Class A(b)	9,720	3,868,560
Cadence Design Systems, Inc.(b)	19,957	5,545,452
Canva, Inc.(a)(b)	9,375	11,262,469
Crowdstrike Holdings, Inc., Class A(b)	35,116	13,709,637
Databricks, Inc., (Acquired 07/24/20, Cost: $960,476)(a)(b)(d)	59,997	9,688,915
Datadog, Inc., Class A(b)	46,001	5,430,418
DataRobot, Inc., (Acquired 03/01/21, Cost: $583,275)(a)(b)(d)	38,789	30,643
Deepgram, Inc., Series C(a)(b)	125,168	2,298,084
Microsoft Corp.(c)	170,321	63,047,725
Minimax Group, Inc.(b)	14,760	1,749,658
OpenAI, Series C(a)(b)	43,625	30,000,341
Palantir Technologies, Inc., Class A(b)	47,936	7,012,078
Palo Alto Networks, Inc.(b)	70,534	11,308,011
Snorkel AI, Inc., (Acquired 06/30/21, Cost: $997,636)(a)(b)(d)	66,422	482,888
Snyk Ltd., Ordinary Shares, (Acquired 09/02/21, Cost: $5,192,307)(a)(b)(d)	361,972	771,000
Teya Services Ltd., Series C, (Acquired 12/17/21, Cost: $24,999,987)(a)(b)(d)	12,871	2,912,707
World Labs Technologies, Inc., Series C(a)(b)	48,771	16,041,620
		185,160,206
Specialty Retail — 0.0%
AceVector Limited, (Acquired 08/31/18, Cost: $1,998,435)(a)(b)(d)	168,640	44,770
Technology Hardware, Storage & Peripherals — 7.7%
Apple, Inc.	291,818	74,060,490
Samsung Electronics Co. Ltd.	140,576	16,441,951

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Science and Technology Trust (BST)
(Percentages shown are based on Net Assets)
Security	Shares	Value
Technology Hardware, Storage & Peripherals (continued)
Sandisk Corp.(b)	10,605	$ 6,737,781
Western Digital Corp.	28,309	7,657,301
		104,897,523
Total Common Stocks — 78.4% (Cost: $638,968,622)		1,073,541,257

	Par (000)
Convertible Notes
IT Services — 0.0%
Voltron Capital, 0.00%(a)	$1,663	17
Total Convertible Notes — 0.0% (Cost: $1,662,535)		17

	Shares
Preferred Securities
Preferred Stocks — 21.0%(a)
Aerospace & Defense — 4.4%
Anduril Industries, Inc., Series F(b)	920,107	60,754,665
Chemicals — 0.3%
Solugen, Inc., Series C, (Acquired 09/02/21, Cost: $9,999,977)(b)(d)	269,284	3,322,965
Communications Equipment — 1.1%
Astranis, Series D(b)	856,310	14,848,415
Consumer Staples Distribution & Retail — 1.4%
Grubmarket, Inc., Series E, (Acquired 10/18/21, Cost: $6,999,994)(b)(d)	709,724	19,105,770
Diversified Consumer Services(b)(d) — 0.1%
Grammarly, Inc., Series 3, (Acquired 11/17/21, Cost: $6,249,992)	238,441	1,828,842
Think & Learn Private Ltd., Series F, (Acquired 09/30/20, Cost: $3,052,975)	1,054	—
		1,828,842
Diversified Telecommunication Services — 0.2%
Discord, Inc., Series I, (Acquired 09/13/21, Cost: $7,000,088)(b)(d)	12,713	2,882,164
Financial Services(b)(d)(f) — 0.8%
Trumid Holdings LLC
Class J-A, (Acquired 07/24/20, Cost: $2,499,716)	5,038	2,636,688
Class J-B, (Acquired 07/24/20, Cost: $1,499,830)	5,038	2,636,688
Class L, (Acquired 09/15/21, Cost: $9,999,695)	11,420	5,976,771
		11,250,147
Interactive Media & Services(b)(d) — 0.7%
ByteDance Ltd., Series E-1, (Acquired 11/11/20, Cost: $2,081,831)	24,110	6,968,513
Patreon, Inc., Series D, (Acquired 07/14/21, Cost: $6,666,632)	119,047	1,864,276
		8,832,789
Security	Shares	Value
IT Services(b)(d) — 0.0%
TRAX Ltd.
(Acquired 02/18/21, Cost: $1,999,989)	38,361	$ —
(Acquired 09/12/19, Cost: $4,000,013)	106,667	1
Voltron Data, Inc.
Series A, (Acquired 01/18/22, Cost: $10,000,000)	6,201,935	62
Series SEED, (Acquired 07/14/21, Cost: $5,000,000)	9,090,909	91
		154
Professional Services — 0.3%
Ant Group Co., Ltd.	1,703,548	3,986,302
Semiconductors & Semiconductor Equipment(b)(d) — 3.6%
Celestial AI, Inc., (Acquired 02/04/26, Cost: $2,178,096)	168,367	6,950,190
PsiQuantum Corp.
Series C, (Acquired 09/09/19, Cost: $3,200,234)	690,003	26,275,314
Series D, (Acquired 05/21/21, Cost: $5,000,025)	190,650	7,883,378
Sambanova Systems, Inc., Series E2, (Acquired 02/05/26, Cost: $2,000,000)	92,184	2,741,552
SambaNova Systems, Inc., Series C, (Acquired 02/20/20, Cost: $9,972,125)	187,300	5,740,745
		49,591,179
Software(b) — 7.7%
Anthropic PBC, Series F, (Acquired 08/18/25, Cost: $21,999,968)(d)	156,064	40,441,863
Bolt Financial, Inc., Series E, (Acquired 01/18/22, Cost: $0)(d)	598,682	95,789
Databricks, Inc.
Series F, (Acquired 10/22/19, Cost: $3,999,999)(d)	279,405	45,121,114
Series G, (Acquired 02/01/21, Cost: $4,500,001)(d)	76,113	12,291,488
Series L	5,263	849,922
DataRobot, Inc., Series F, (Acquired 10/27/20, Cost: $2,999,996)(d)	228,276	657,435
Snorkel AI, Inc., Series C, (Acquired 06/30/21, Cost: $4,999,985)(d)	332,896	2,912,840
Snyk Ltd., Series F, (Acquired 09/02/21, Cost: $4,807,688)(d)	337,018	1,809,787
Unqork, Inc.(d)
Series B, (Acquired 09/19/19, Cost: $3,198,416)	281,080	1,214,266
Series C, (Acquired 09/18/20, Cost: $1,303,260)	47,600	283,220
		105,677,724
Technology Hardware, Storage & Peripherals — 0.4%
PsiQuantum Corp., Series E(b)	121,615	5,422,813
		287,503,929
Total Preferred Securities — 21.0% (Cost: $187,657,583)		287,503,929
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Science and Technology Trust (BST)
(Percentages shown are based on Net Assets)
Security	Shares	Value
Warrants
Software — 0.0%
Constellation Software, Inc., (Issued 08/29/23, 1 Share for 1 Warrant, Expires 03/31/40, Strike Price CAD 11.50)(a)(b)	3,923	$ —
Total Warrants — 0.0% (Cost: $ — )		—
Total Long-Term Investments — 99.4% (Cost: $828,288,740)		1,361,045,203
Short-Term Securities
Money Market Funds — 2.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.77%(g)(h)(i)	1,639,740	1,640,068
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 3.55%(g)(h)	35,169,969	35,169,968
Total Short-Term Securities — 2.7% (Cost: $36,810,195)		36,810,036
Total Investments — 102.1% (Cost: $865,098,935)		1,397,855,239
Liabilities in Excess of Other Assets — (2.1)%		(29,231,823)
Net Assets — 100.0%		$ 1,368,623,416

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)	Non-income producing security.
(c)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(d)
Restricted security as to resale, excluding 144A securities. The Trust held restricted securities with a current value of $223,610,220, representing 16.3% of its net assets as of period end, and an original cost of $213,569,735.

(e)	All or a portion of this security is on loan.
(f)	All or a portion of the security is held by a wholly-owned subsidiary.
(g)	Affiliate of the Trust.
(h)	Annualized 7-day yield as of period end.
(i)	All or a portion of this security was purchased with the cash collateral from loaned securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Trust for compliance purposes.
Affiliates
Investments in issuers considered to be affiliate(s) of the Trust during the period ended March 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/26	Shares Held at 03/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 1,772,248	$ —	$ (131,916)(a)	$ (106)	$ (158)	$ 1,640,068	1,639,740	$ 33,187 (b)	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Shares	9,275,567	25,894,401 (a)	—	—	—	35,169,968	35,169,969	182,202	—
				$ (106)	$ (158)	$ 36,810,036		$ 215,389	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Trust has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Science and Technology Trust (BST)

Fair Value Hierarchy as of Period End (continued)
determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Trust’s financial instruments into major categories is disclosed in the Consolidated Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$ 18,454,353	$ —	$ 9,229,145	$ 27,683,498
Automobiles	16,868,900	6,801,048	—	23,669,948
Broadline Retail	24,504,617	—	—	24,504,617
Communications Equipment	19,624,882	—	4,991,232	24,616,114
Diversified Consumer Services	—	—	5,486,527	5,486,527
Electrical Equipment	16,720,953	14,154,824	—	30,875,777
Electronic Equipment, Instruments & Components	18,243,830	—	—	18,243,830
Entertainment	16,011,520	—	—	16,011,520
Financial Services	4,151,624	—	12,045,495	16,197,119
Interactive Media & Services	73,192,675	—	932,146	74,124,821
IT Services	19,105,124	—	13,775,538	32,880,662
Media	11,387,516	—	—	11,387,516
Semiconductors & Semiconductor Equipment	407,675,381	66,675,583	3,405,845	477,756,809
Software	111,671,539	—	73,488,667	185,160,206
Specialty Retail	—	—	44,770	44,770
Technology Hardware, Storage & Peripherals	88,455,572	16,441,951	—	104,897,523
Convertible Notes	—	—	17	17
Preferred Securities
Preferred Stocks	—	—	287,503,929	287,503,929
Warrants	—	—	—	—
Short-Term Securities
Money Market Funds	36,810,036	—	—	36,810,036
	$882,878,522	$104,073,406	$410,903,311	$1,397,855,239
A reconciliation of Level 3 financial instruments is presented when the Trust had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
	Common Stocks	Convertible Notes	Preferred Stocks	Warrants	Total
Assets
Opening balance, as of December 31, 2025	$ 78,601,586	$ 17	$ 316,518,634	$ — (a)	$ 395,120,237
Transfers into Level 3(b)	12,000,492	—	—	—	12,000,492
Transfers out of Level 3(c)	—	—	—	—	—
Other(d)	(999,970)	—	999,970	—	—
Accrued discounts/premiums	—	—	—	—	—
Net realized gain (loss)	—	—	—	—	—
Net change in unrealized appreciation (depreciation)(e)	(6,021,297)	—	(12,594,585)	—	(18,615,882)
Purchases	50,000,062	—	4,178,096	—	54,178,158
Sales	(10,181,508)	—	(21,598,186)	—	(31,779,694)
Closing balance, as of March 31, 2026	$ 123,399,365	$ 17	$ 287,503,929	$ — (a)	$ 410,903,311
Net change in unrealized appreciation (depreciation) on investments still held at March 31, 2026(e)	$ 698,800	$ —	$ 16,728,842	$ — (a)	$ 17,427,642

(a)	Rounds to less than $1.
(b)
As of December 31, 2025, the Trust used observable inputs in determining the value of certain investments. As of March 31, 2026, the Trust used significant unobservable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 2 to Level 3 in the disclosure hierarchy.

(c)
As of December 31, 2025, the Trust used observable inputs in determining the value of certain investments. As of March 31, 2026, the Trust used significant unobservable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 3 to Level 2 in the disclosure hierarchy.

(d)	Certain Level 3 investments were re-classified between Common Stocks and Preferred Stocks
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Science and Technology Trust (BST)

(e)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at March 31, 2026 is generally due to investments no longer held or categorized as Level 3 at period end.

The following table summarizes the valuation approaches used and unobservable inputs utilized by the Valuation Committee to determine the value of certain of the Trust’s Level 3 financial instruments as of period end. The table does not include Level 3 financial instruments with values based upon unadjusted third-party pricing information in the amount of $95,960.
	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized(a)	Weighted Average of Unobservable Inputs Based on Fair Value
Assets
Common Stocks	$123,399,365	Market	Revenue Multiple	1.00x - 32.14x	20.43x
			Volatility	45% - 70%	56%
			Time to Exit	3.0- 4.0 years	3.8 years
			Gross Profit Multiple	5.25x -20.93x	17.88x
			Risk free rate	4%

Preferred Stocks	287,407,986	Market	Revenue Multiple	1.60x - 20.68x	14.61x
			Volatility	60% - 90%	70%
			Time to Exit	2.9 -4.0 years	3.8 years
			Market Adjustment Multiple	1.10x	—
			Terminal Growth Rate	5%	—
			Gross Profit Multiple	10.10x	—
			Risk free rate	4%	—
		Income	Discount Rate	5%-10%	7%

	$410,807,351

(a)	A significant change in unobservable input could result in a correlated or inverse change in value.

Portfolio Abbreviation
ADR	American Depositary Receipt